Azzad Funds

Azzad Ethical Fund (ADJEX)

Supplement dated July 2, 2024, to the Summary Prospectus, Prospectus, and Statement of Additional Information dated November 1, 2023

Effective June 1, 2024, Nathan Brown has been removed as portfolio manager for the Azzad Ethical Fund.  All references to Mr. Brown in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby removed in their entirely.

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This Supplement dated July 2, 2024, and the Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2023, provide relevant information for all shareholders and should be retained for future reference. The Summary Prospectus, Prospectus, and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-862-9923.